Note 14 - Concentration of Risk - Schedule of Concentration Risks (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Concentration Risk, Percentage	58.00%	0.00%	73.00%
Customer B [Member]
Concentration Risk, Percentage	0.00%	0.00%	27.00%
Customer C [Member]
Concentration Risk, Percentage	0.00%	0.00%	0.00%